Summary of Significant Accounting Policies (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
EBP, net asset value per share or unit (in dollars per share)	$ 84.1	$ 74.69
Amounts allocated to participants electing to withdraw from plan but have not yet been paid	$ 0	$ 31,880
MSC Industrial Direct Co., Inc. Class A Common Stock
EBP, Accounting Policy [Line Items]
EBP, risk and uncertainty, concentration of investment at fair value to total investments, percentage	2.00%	2.00%